TRADE RECEIVABLES (Details Narrative) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current trade receivables
Allowance of doubtful accounts		795,000,000
Increase in bad debts		33,365,000
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Current trade receivables		¥ 11,683,000